Revenue from collaboration agreements	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Revenue from collaboration agreements

4. Revenue from collaboration agreements

The Group currently earns revenue through strategic collaboration agreements with third party pharmaceutical and biotechnology companies. As of June 30, 2026, the Group had two revenue-generating strategic collaboration agreements in place, one with ModernaTX, Inc. (“Moderna”) and one agreement with Bristol-Myers-Squibb (“BMS”).

Under IFRS 15, the Group applies significant judgement when evaluating whether the obligations under the collaboration agreements represent one or more combined performance obligations, the determination of the transaction price and the allocation of the transaction price to identified performance obligations.

Revenue from collaboration agreements was realized with the following partners:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	(Euros in thousands)		(Euros in thousands)
Revenue from collaboration agreements:
Moderna, United States	6,488	3,795	13,913	18,197
BMS, United States	2,656	942	2,843	5,121
Total	9,144	4,737	16,756	23,318

As of June 30, 2026, other than the achievement and recognition of a €4.3 million ($5.0 million) milestone for Advanced TCER Activities related to the Moderna agreement in December 2025 and of a €0.5 million milestone for Database Activities related to the Moderna agreement recognized during the three months ended June 30, 2026, the Group has not recognized any significant royalty or milestone revenue under the collaboration agreements. As of June 30, 2026, Immatics has not received any royalty payments in connection with the collaboration agreements. The Group plans to recognize the remaining deferred revenue balance into revenue as it performs the related performance obligations under each contract.

The revenue from the remaining collaboration agreements with BMS and Moderna is recognized over time on a cost-to-cost basis. During the three months ended June 30, 2026 and June 30, 2025, €6.5 million and €3.8 million revenue was recognized for the Moderna collaboration agreement, respectively. For the collaboration agreement with BMS revenue of €2.7 million and €0.9 million was recognized during the three months ended June 30, 2026 and June 30, 2025, respectively. During the six months ended June 30, 2026 and June 30, 2025, €13.9 million and €18.2 million revenue was recognized for the Moderna collaboration agreement, respectively. For the collaboration agreement with BMS revenue of €2.8 million and €5.1 million was recognized during the six months ended June 30, 2026 and June 30, 2025, respectively.

Deferred revenue related to the collaboration agreements consists of the following:

	As of
	June 30, 2026	December 31, 2025
	(Euros in thousands)
Current	9,567	15,816
Non-current	13,632	18,541
Total	23,199	34,357

Deferred revenues are contract liabilities within the scope of IFRS 15.